Vanguard® International Growth Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.4%)
Australia (1.5%)
	WiseTech Global Ltd.	9,952,755	687,668
Austria (0.7%)
	Erste Group Bank AG	3,827,980	308,265
Belgium (1.5%)
*	Argenx SE	824,352	472,990
	UCB SA	943,508	171,643
			644,633
Brazil (2.0%)
*	NU Holdings Ltd. Class A	69,087,281	829,738
	Raia Drogasil SA	22,310,489	57,927
			887,665
Canada (1.9%)
*	Shopify Inc. Class A (XTSE)	4,014,742	430,460
	Toronto-Dominion Bank	3,985,502	275,226
	Canadian National Railway Co.	1,253,467	131,763
			837,449
China (9.6%)
	BYD Co. Ltd. Class H	28,265,500	1,404,739
	Tencent Holdings Ltd.	12,313,800	776,294
*,1	Meituan Class B	43,841,668	758,226
*	PDD Holdings Inc. ADR	5,396,238	520,791
*,1	Wuxi Biologics Cayman Inc.	66,043,000	208,593
	Tencent Music Entertainment Group ADR	9,957,944	167,692
	Full Truck Alliance Co. Ltd. ADR	12,227,700	142,208
	Contemporary Amperex Technology Co. Ltd. Class A	3,428,659	118,397
*	Shenzhen Inovance Technology Co. Ltd. Class A	12,775,614	116,267
[1]	Ganfeng Lithium Group Co. Ltd. Class H	26,358,400	64,251
			4,277,458
Denmark (4.5%)
	DSV A/S	3,319,291	781,641
	Novo Nordisk A/S Class B	8,300,646	589,743
	Ambu A/S Class B	12,838,019	198,301
*	Genmab A/S	922,597	194,631
	Vestas Wind Systems A/S	9,576,720	151,458
*,2	Zealand Pharma A/S	1,275,194	88,640
			2,004,414
France (4.4%)
	Hermes International SCA	231,028	637,063
	L'Oreal SA (XPAR)	1,064,559	450,591
	Schneider Electric SE	1,346,474	339,731
	Legrand SA	1,746,141	212,079
	Sanofi SA	1,560,009	154,505
	EssilorLuxottica SA	369,736	102,732
*	SOITEC	977,460	48,202
			1,944,903
Germany (3.8%)
	SAP SE	1,888,850	571,415
	Bayerische Motoren Werke AG (XETR)	3,141,893	278,752
	Infineon Technologies AG	6,102,464	237,262
*,1	Delivery Hero SE	8,209,895	226,973
	Siemens AG (Registered)	880,712	211,832
	Beiersdorf AG	1,193,350	163,686
			1,689,920
Hong Kong (1.0%)
	AIA Group Ltd.	55,144,800	459,032

		Shares	Market Value ($000)
India (2.7%)
*	HDFC Bank Ltd.	26,977,590	615,630
*	MakeMyTrip Ltd.	3,341,072	339,553
	Reliance Industries Ltd.	14,545,977	241,930
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	166,185	7,632
			1,204,745
Indonesia (0.4%)
	Bank Central Asia Tbk PT	300,623,400	173,427
Israel (0.7%)
*	Wix.com Ltd.	1,369,480	203,984
*	Check Point Software Technologies Ltd.	428,297	98,029
			302,013
Italy (3.1%)
	Ferrari NV	1,603,006	767,256
	FinecoBank Banca Fineco SpA	10,924,663	236,256
	Prysmian SpA	2,872,017	184,705
	Brunello Cucinelli SpA	1,398,605	172,366
			1,360,583
Japan (8.4%)
	Keyence Corp.	1,373,400	574,864
	Advantest Corp.	11,058,200	559,282
	Mitsubishi UFJ Financial Group Inc.	29,348,000	410,529
	Sony Group Corp.	12,399,500	331,884
	Disco Corp.	1,278,400	286,376
	MS&AD Insurance Group Holdings Inc.	9,919,000	236,255
	KDDI Corp.	11,663,000	201,892
	ITOCHU Corp.	3,585,600	190,310
	FUJIFILM Holdings Corp.	6,227,100	140,562
	Recruit Holdings Co. Ltd.	2,280,000	135,797
	SBI Holdings Inc.	4,470,400	135,389
	Bridgestone Corp.	2,992,400	128,479
	Terumo Corp.	5,616,100	103,094
	SMC Corp.	246,400	92,391
	Daikin Industries Ltd.	642,200	73,070
	Shimano Inc.	419,500	59,432
	Kokusai Electric Corp.	2,490,800	51,267
	Fast Retailing Co. Ltd.	91,900	30,611
			3,741,484
Netherlands (8.3%)
*,1	Adyen NV	827,803	1,586,467
	ASML Holding NV	1,900,635	1,400,273
	EXOR NV	4,904,457	472,194
	Heineken NV	2,906,374	259,285
			3,718,219
Norway (0.4%)
	DNB Bank ASA	6,968,900	186,389
Singapore (3.5%)
*	Sea Ltd. ADR	9,741,085	1,562,178
South Korea (2.4%)
*	Coupang Inc.	36,328,346	1,019,010
	Samsung SDI Co. Ltd. (XKRX)	390,293	47,720
			1,066,730
Spain (1.1%)
	Banco Bilbao Vizcaya Argentaria SA	20,620,147	309,549
	Iberdrola SA (XMAD)	9,155,947	167,826
			477,375
Sweden (6.1%)
*	Spotify Technology SA	2,621,776	1,743,848
	Atlas Copco AB Class A	47,500,725	762,996
	Kinnevik AB Class B	15,093,719	128,305
	Svenska Handelsbanken AB Class A	7,822,847	104,519
			2,739,668

		Shares	Market Value ($000)
Switzerland (4.8%)
	Galderma Group AG	3,020,690	396,869
	Roche Holding AG	1,222,709	396,093
	Cie Financiere Richemont SA Class A (Registered)	1,510,087	284,964
[1]	VAT Group AG	638,714	243,676
	Chocoladefabriken Lindt & Spruengli AG	12,380	199,338
	Lonza Group AG (Registered)	255,604	177,365
	Belimo Holding AG (Registered)	170,734	165,203
	Alcon AG	1,745,217	150,293
	Temenos AG (Registered)	1,968,080	146,332
			2,160,133
Taiwan (6.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	84,416,000	2,692,365
United Kingdom (7.7%)
	RELX plc	12,078,694	650,005
*	Wise plc Class A	40,970,054	607,852
	Haleon plc	48,319,126	269,733
	Unilever plc (XLON)	3,890,536	247,599
	AstraZeneca plc	1,513,215	221,662
	Reckitt Benckiser Group plc	2,597,689	176,584
	Diageo plc	6,106,747	165,744
	Lloyds Banking Group plc	154,164,223	160,579
	GSK plc	7,569,869	153,774
	Rio Tinto plc	2,387,929	141,322
*	Ocado Group plc	35,044,929	124,397
	Whitbread plc	2,601,803	101,646
*,3,4,5	Brandtech Group Class A1 PP (Acquired 9/23/15, Cost $44,800)	33,633,606	101,237
[2]	National Grid plc	7,074,676	100,183
	Bunzl plc	3,033,959	97,241
*,2	ARM Holdings plc ADR	777,900	96,880
	Shell plc	905,604	30,040
			3,446,478
United States (10.9%)
*	MercadoLibre Inc.	879,270	2,253,824
	NVIDIA Corp.	5,223,599	705,865
	Microsoft Corp.	1,035,390	476,652
	Shell plc (XETR)	11,500,265	381,532
*	Atlassian Corp. Ltd. Class A	1,191,458	247,383
	Booking Holdings Inc.	37,998	209,708
*	Moderna Inc.	6,400,778	170,005
*	Liberty Media Corp.-Liberty Formula One Class C	1,702,897	164,381
*	Block Inc. (XNYS)	1,665,219	102,827
*,2	Mobileye Global Inc. Class A	5,227,537	84,948
	Ferguson Enterprises Inc.	381,816	69,620
			4,866,745
Total Common Stocks (Cost $28,628,158)			43,439,939
Preferred Stock (0.7%)
	Sartorius AG Preference Shares (Cost $699,816)	1,349,736	323,771

		Shares	Market Value ($000)
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[6,7]	Vanguard Market Liquidity Fund, 4.342% (Cost $1,043,842)	10,439,601	1,043,856
Total Investments (100.5%) (Cost $30,371,816)			44,807,566
Other Assets and Liabilities—Net (-0.5%)			(202,214)
Net Assets (100%)			44,605,352
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $3,088,186, representing 6.9% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $252,792.
3	Restricted securities totaling $108,869, representing 0.2% of net assets.
4	Security value determined using significant unobservable inputs.
5	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $268,451 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2025	1,593	207,448	5,231
MSCI Emerging Markets Index	June 2025	1,537	88,324	207
				5,438

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	6/18/25	USD	9,755	EUR	8,910	—	(373)
Citibank, N.A.	6/18/25	USD	727	EUR	640	—	(1)
Deutsche Bank AG	6/18/25	USD	7,861	SEK	75,569	—	(30)
Citibank, N.A.	6/18/25	USD	7,856	SEK	75,569	—	(35)
						—	(439)
EUR—euro.
SEK—Swedish krona.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	6,210,327	381,532	—	6,591,859
Common Stocks—Other	5,894,173	30,845,038	108,869	36,848,080
Preferred Stock	—	323,771	—	323,771
Temporary Cash Investments	1,043,856	—	—	1,043,856
Total	13,148,356	31,550,341	108,869	44,807,566
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,438	—	—	5,438
Liabilities
Forward Currency Contracts	—	(439)	—	(439)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

F.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	May. 31, 2025 Market Value ($000)
Brandtech Group Class A	216,937	—	—	—	(115,700)	—	—	101,237
Elastic NV	431,110	—	487,019	42,271	13,638	—	—	—
Jumia Technologies AG ADR	33,221	—	12,082	(85,428)	64,289	—	—	—
Vanguard Market Liquidity Fund	813,223	NA1	NA1	(20)	(32)	25,173	—	1,043,856
Wix.com Ltd.	591,226	—	412,256	206,855	(181,841)	—	—	NA2
Total	2,085,717	—	911,357	163,678	(219,646)	25,173	—	1,145,093
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Not applicable—at May 31, 2025, the security was still held, but the issuer was no longer an affiliated company of the fund.